Additional disclosures - Parent-Only Comprehensive Income Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Condensed Statement of Income Captions [Line Items]
Profit (loss)	€ 8,116	€ 9,315	[1],[2],[3]	€ 8,207
OTHER RECOGNISED INCOME AND EXPENSE	419	(1,899)	[2]	(7,320)
Other comprehensive income that will be reclassified to profit or loss, net of tax	1,770	(2,231)	[2]	(7,232)
Financial assets available-for-sale				683
Revaluation gains (losses)				1,137
Amounts transferred to income statement				(454)
Other reclassifications				0
Hedging instruments (items not designated)	0	0	[2]
Revaluation gains (losses)	0	0	[2]
Amounts transferred to income statement	0	0	[2]
Other reclassifications	0	0	[2]
Debt instruments at fair value with changes in other comprehensive income	2,414	(591)	[2]
Revaluation gains (losses)	2,588	(29)	[2]
Reclassification of financial assets at fair value through other comprehensive income	792	562	[2]
Other reclassifications	618	0	[2]
Cash flow hedges (effective portion)	8	174	[2]	(441)
Revaluation gains (losses)	(1,104)	491	[2]	501
Amounts transferred to income statement	1,112	(317)	[2]	(942)
Other reclassifications	0	0	[2]	0
Hedges of net investments in foreign operations (effective portion)	(1,151)	(2)	[2]	614
Exchange differences	1,396	(1,874)	[2]	(8,014)
Non-current assets held for sale	0	0	[2]	0
Income tax	(870)	139	[2]	(4)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(1,351)	332	[2]	(88)
Actuarial gains and losses on defined benefit pension plans	(1,677)	618	[2]	(157)
Income tax relating to items that will not be reclassified	510	(222)	[2]	68
Total recognised income and expenses for the year	8,535	7,416	[2]	887
Banco Santander S.A. | Reportable Legal Entities
Condensed Statement of Income Captions [Line Items]
Profit (loss)	3,530	3,301		3,006
OTHER RECOGNISED INCOME AND EXPENSE	119	(410)		(356)
Other comprehensive income that will be reclassified to profit or loss, net of tax	422	(348)		(341)
Financial assets available-for-sale	0	0		(625)
Revaluation gains (losses)	0	0		(283)
Amounts transferred to income statement	0	0		(342)
Other reclassifications	0	0		0
Hedging instruments (items not designated)	0	0		0
Revaluation gains (losses)	0	0		0
Amounts transferred to income statement	0	0		0
Other reclassifications	0	0		0
Debt instruments at fair value with changes in other comprehensive income	724	(634)		0
Revaluation gains (losses)	698	(135)		0
Reclassification of financial assets at fair value through other comprehensive income	592	499		0
Other reclassifications	618	0		0
Cash flow hedges (effective portion)	(117)	137		(7)
Revaluation gains (losses)	(205)	153		(7)
Amounts transferred to income statement	88	(16)		0
Amounts transferred to initial carrying amount of hedged items	0	0		0
Other reclassifications	0	0		0
Hedges of net investments in foreign operations (effective portion)	0	0		0
Exchange differences	0	0		0
Non-current assets held for sale	0	0		0
Income tax	(185)	149		291
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(303)	(62)		(15)
Actuarial gains and losses on defined benefit pension plans	(327)	43		(23)
Other valuation adjustments	(133)	(78)		0
Income tax relating to items that will not be reclassified	157	(27)		8
Total recognised income and expenses for the year	€ 3,649	€ 2,891		€ 2,650

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[3]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).